Transactions with Related Parties - Crewcare Inc. (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties	$ 166,354	$ 82,074
Crewcare Inc. Manning Agency Agreements
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Manning expenses	441,499	382,517	321,648
Crewcare Inc. Cadetship Program Agreement
Related Party Transaction [Line Items]
Lump sum fee per cadet employed	5,000
Cadetship program expenses	360,000	15,000
Crewcare Inc.
Related Party Transaction [Line Items]
Due to related parties	$ 166,354	$ 82,074